Basis Of Presentation	9 Months Ended
Sep. 30, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation

2. Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements at September 30, 2011 and for the three and nine months ended September 30, 2011 and 2010 include the accounts of the Company and its wholly-owned and majority-owned subsidiaries and have been prepared in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for interim financial reporting and pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, such financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. GAAP requires the Company's management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates. The interim results presented herein are not necessarily indicative of the results to be expected for the entire year. In management's opinion, these unaudited condensed consolidated interim financial statements contain all adjustments of a normal recurring nature necessary for a fair presentation of the financial statements for the interim periods presented. These unaudited condensed consolidated interim financial statements should be read in conjunction with the Company's audited condensed consolidated financial statements for the year ended December 31, 2010 as reported on Form 10-K filed on March 11, 2011.